Revenue (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenue
Upfront payments	€ 8,615	€ 6,812
Milestone payments	26,135	10,132
Research and development service fees (FTE)	8,782	966
Total revenue	€ 43,532	€ 17,910